J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMORGAN TRUST II

JPMorgan Small Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 25, 2023

to the current Summary Prospectuses and Prospectuses, as supplemented

SMALL CAP VALUE FUND

Effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Small Cap Value Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

U.S. GARP EQUITY FUND

Effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. GARP Equity Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2019	Executive Director
Wonseok Choi	2019	Managing Director

U.S. SMALL COMPANY FUND

Effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. Small Company Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

SUP-USEQ-523

U.S. SUSTAINABLE LEADERS FUND

Effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. Sustainable Leaders Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2018	Executive Director
Wonseok Choi	2019	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Value Fund, U.S. GARP Equity Fund, U.S. Small Company Fund and U.S. Sustainable Leaders Fund” section of the Funds’ Prospectuses is deleted in its entirety and replaced with the following:

Small Cap Value Fund

U.S. Small Company Fund

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Akash Gupta and Robert A. Ippolito. Mr. Hart, a Managing Director of JPMIM and CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts. Mr. Gupta, an Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM). Mr. Ippolito, an Executive Director and CFA charterholder, has served as a portfolio manager of the Fund since May 2021. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2021. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group.

U.S. GARP Equity Fund

U.S. Sustainable Leaders Fund

The portfolio management team for the Fund utilizes a team-based approach and is comprised of Andrew Stern and Wonseok Choi. Mr. Stern, an employee since 2008, Executive Director and CFA charterholder, is a research analyst and portfolio manager on the U.S. Structured Equity team, focused on fundamental research and portfolio management. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMORGAN TRUST II

JPMorgan Small Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 25, 2023

to the current Statement of Additional Information, as supplemented

Effective May 31, 2023, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Value Fund
Phillip Hart	15	$4,078,000	2	$799,624	3	$756,922
Wonseok Choi	17	5,436,695	1	156,955	3	756,922
Akash Gupta	14	4,077,976	1	156,955	3	756,922
Robert Ippolito	1	134,487	0	0	0	0

U.S. GARP Equity Fund
Wonseok Choi	17	5,752,466	1	156,955	3	756,922
Andrew Stern	4	1,019,337	0	0	0	0

U.S. Small Company Fund
Phillip Hart	15	4,499,890	2	799,624	3	756,922
Wonseok Choi	17	5,858,586	1	156,955	3	756,922
Akash Gupta	14	4,499,866	1	156,955	3	756,922
Robert Ippolito	1	134,487	0	0	0	0

U.S. Sustainable Leaders Fund
Andrew Stern	4	1,810,264	0	0	0	0
Wonseok Choi	17	6,543,393	1	156,955	3	756,922

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Value Fund
Phillip Hart	0	$0	0	$0	0	$0
Wonseok Choi	0	0	0	0	0	0

SUP-SAI-USEQ-523

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0

U.S. GARP Equity Fund
Wonseok Choi	0	0	0	0	0	0
Andrew Stern	0	0	0	0	0	0

U.S. Small Company Fund
Phillip Hart	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0

U.S. Sustainable Leaders Fund
Andrew Stern	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective May 31, 2023, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2022. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Small Cap Value Fund
Phillip Hart					X
Wonseok Choi			X
Akash Gupta			X
Robert Ippolito			X

U.S. GARP Equity Fund
Andrew Stern					X
Wonseok Choi				X

U.S. Small Company Fund
Phillip Hart					X
Wonseok Choi			X
Akash Gupta			X
Robert Ippolito			X
U.S. Sustainable Leaders Fund
Andrew Stern					X
Wonseok Choi			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE